FAIR VALUE MEASUREMENTS (Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Total financial assets	$ 137,970	$ 138,209
Liabilities [Abstract]
Derivative instruments	632
Contingent consideration	8,281
Total liabilities	8,913
Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	3,642	488
Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	33,539	52,412
Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	100,789	85,309
Level 1 [Member]
Assets [Abstract]
Total financial assets	3,642	488
Liabilities [Abstract]
Derivative instruments	0
Contingent consideration	0
Total liabilities	0
Level 1 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	3,642	488
Level 1 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 1 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 2 [Member]
Assets [Abstract]
Total financial assets	134,328	137,721
Liabilities [Abstract]
Derivative instruments	632
Contingent consideration	0
Total liabilities	632
Level 2 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 2 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	33,539	52,412
Level 2 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	100,789	85,309
Level 3 [Member]
Assets [Abstract]
Total financial assets	0	0
Liabilities [Abstract]
Derivative instruments	0
Contingent consideration	8,281
Total liabilities	8,281
Level 3 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 3 [Member] | Available-for-sale: Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 3 [Member] | Available-for-sale: Corporate debentures [Member]
Assets [Abstract]
Marketable securities	$ 0	$ 0